COMMON SHARES - Weighted Average Common Shares Outstanding (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Basic (in shares)	995	973	940
Diluted (in shares)	996	974	940
Common shares
Class of Stock [Line Items]
Basic (in shares)	995	973	940
Diluted (in shares)	996	974	940